Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000035576_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%
C000035576_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.36%)
C000035576_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.01%
C000035576_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.54%
C000035576_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.25%
C000035576_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.94%